Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000130213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class R6 Shares
Average Annual Return, Percent	4.35%	3.55%	2.75%
C000007161 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class I Shares
Average Annual Return, Percent	4.25%	3.47%	2.66%
C000007163 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class C Shares
Average Annual Return, Percent	2.49%	2.69%	1.97%
C000007162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class A Shares
Average Annual Return, Percent	0.05%	2.42%	2.01%
C000007189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class A Shares)
Average Annual Return, Percent	(1.31%)	4.33%	3.97%
C000081099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class C Shares)
Average Annual Return, Percent	2.58%	4.93%	4.13%
C000081100 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class I Shares)
Average Annual Return, Percent	4.37%	5.71%	4.79%
C000134566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R6 Shares)
Average Annual Return, Percent	34.43%	3.90%	9.00%
C000173218 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R5 Shares)
Average Annual Return, Percent	34.30%	3.80%	8.89%
C000190875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R4 Shares)
Average Annual Return, Percent	34.06%	3.64%	8.72%
C000190874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R3 Shares)
Average Annual Return, Percent	33.77%	3.39%	8.46%
C000190873 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R2 Shares)
Average Annual Return, Percent	33.40%	3.13%	8.20%
C000007192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class L Shares)
Average Annual Return, Percent	34.30%	3.80%	8.89%
C000007191 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class I Shares)
Average Annual Return, Percent	34.14%	3.70%	8.77%
C000017326 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class C Shares)
Average Annual Return, Percent	32.13%	2.92%	8.07%
C000007193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class A Shares)
Average Annual Return, Percent	26.80%	2.33%	7.92%
C000007217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class A Shares)
Average Annual Return, Percent	13.72%	8.57%	6.37%
C000007219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class C Shares)
Average Annual Return, Percent	18.36%	9.20%	6.52%
C000007216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class I Shares)
Average Annual Return, Percent	20.32%	10.02%	7.22%
C000070619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class R2 Shares)
Average Annual Return, Percent	19.62%	9.42%	6.64%
C000033527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class R5 Shares)
Average Annual Return, Percent	20.46%	10.13%	7.34%
C000093772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class R6 Shares)
Average Annual Return, Percent	20.54%	10.25%	7.45%
C000093774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class R6 Shares)
Average Annual Return, Percent	34.96%	19.92%	8.14%
C000173219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class R5 Shares)
Average Annual Return, Percent	34.91%	19.81%	8.03%
C000070620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class R2 Shares)
Average Annual Return, Percent	33.96%	19.04%	7.31%
C000007228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class L Shares)
Average Annual Return, Percent	34.82%	19.81%	8.02%
C000007227 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class I Shares)
Average Annual Return, Percent	34.77%	19.70%	7.91%
C000034831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class C Shares)
Average Annual Return, Percent	32.74%	18.81%	7.18%
C000007229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class A Shares)
Average Annual Return, Percent	27.30%	18.12%	7.05%
C000007295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class A Shares)
Average Annual Return, Percent	19.61%	14.03%	6.56%
C000007297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class C Shares)
Average Annual Return, Percent	24.58%	14.69%	6.71%
C000007293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class I Shares)
Average Annual Return, Percent	26.54%	15.56%	7.42%
C000007294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class L Shares)
Average Annual Return, Percent	26.73%	15.72%	7.57%
C000205200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class R6 Shares)
Average Annual Return, Percent	26.85%	15.84%	7.65%
C000195048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class R6 Shares)
Average Annual Return, Percent	11.46%	6.56%	5.71%
C000042873 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class I Shares)
Average Annual Return, Percent	11.37%	6.47%	5.64%
C000042872 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class C Shares)
Average Annual Return, Percent	9.60%	5.76%	5.06%
C000042871 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class A Shares)
Average Annual Return, Percent	6.20%	5.33%	5.00%
C000097802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class A Shares)
Average Annual Return, Percent	7.98%	6.22%	5.88%
C000097803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class C Shares)
Average Annual Return, Percent	11.48%	6.67%	5.94%
C000097804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class I Shares)
Average Annual Return, Percent	13.35%	7.47%	6.64%
C000097805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R2 Shares)
Average Annual Return, Percent	12.67%	6.81%	6.01%
C000205205 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R3 Shares)
Average Annual Return, Percent	12.96%	7.06%	6.27%
C000205204 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R4 Shares)
Average Annual Return, Percent	13.19%	7.33%	6.54%
C000205203 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R5 Shares)
Average Annual Return, Percent	13.42%	7.50%	6.66%
C000195049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R6 Shares)
Average Annual Return, Percent	13.56%	7.61%	6.75%
C000106404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class R6 Shares)
Average Annual Return, Percent	23.11%	9.21%	7.69%
C000106403 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class R5 Shares)
Average Annual Return, Percent	22.99%	9.10%	7.59%
C000106402 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class R2 Shares)
Average Annual Return, Percent	22.19%	8.39%	6.88%
C000106401 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class I Shares)
Average Annual Return, Percent	22.86%	8.99%	7.48%
C000106400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class C Shares)
Average Annual Return, Percent	20.97%	8.17%	6.77%
C000106399 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class A Shares)
Average Annual Return, Percent	16.16%	7.55%	6.62%
Without Sales Load [Member] | C000007163 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class C Shares - excluding sales charge
Average Annual Return, Percent	3.49%	2.69%	1.97%
Without Sales Load [Member] | C000007162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class A Shares - excluding sales charge
Average Annual Return, Percent	4.00%	3.20%	2.40%
Without Sales Load [Member] | C000007189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	4.15%	5.46%	4.54%
Without Sales Load [Member] | C000081099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	3.58%	4.93%	4.13%
Without Sales Load [Member] | C000017326 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	33.13%	2.92%	8.07%
Without Sales Load [Member] | C000007193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	33.83%	3.44%	8.50%
Without Sales Load [Member] | C000007217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	20.00%	9.75%	6.95%
Without Sales Load [Member] | C000007219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	19.36%	9.20%	6.52%
Without Sales Load [Member] | C000034831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	33.74%	18.81%	7.18%
Without Sales Load [Member] | C000007229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	34.40%	19.40%	7.63%
Without Sales Load [Member] | C000007295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	26.22%	15.27%	7.14%
Without Sales Load [Member] | C000007297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	25.58%	14.69%	6.71%
Without Sales Load [Member] | C000042872 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.60%	5.76%	5.06%
Without Sales Load [Member] | C000042871 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.23%	6.31%	5.48%
Without Sales Load [Member] | C000097802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.05%	7.20%	6.37%
Without Sales Load [Member] | C000097803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.48%	6.67%	5.94%
Without Sales Load [Member] | C000106400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	21.97%	8.17%	6.77%
Without Sales Load [Member] | C000106399 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	22.58%	8.71%	7.20%
Bloomberg US Municipal Inflation Swap 5 Year Zero Coupon Custom Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index
Average Annual Return, Percent	4.66%	4.10%	3.89%
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index
Average Annual Return, Percent	4.83%	1.37%	2.29%
Bloomberg US Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Index
Average Annual Return, Percent	4.17%	1.16%	2.42%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.34%	3.05%	2.12%
MSCI Emerging Markets Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net total return)
Average Annual Return, Percent	27.91%	7.46%	7.69%
MSCI EAFE Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net total return)
Average Annual Return, Percent	23.03%	12.33%	7.48%
MSCI Europe Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index (net total return)
Average Annual Return, Percent	23.19%	13.66%	7.47%
Sixty MSCI World Index net total return 40 Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	15.56%	9.18%	7.97%
MSCI World Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net total return)
Average Annual Return, Percent	22.02%	15.58%	11.79%
MSCI ACWI Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net total return)
Average Annual Return, Percent	22.64%	14.61%	11.31%
Sixty MSCI ACWI Index net total return 40 Bloomberg Global Aggregate ex China Index Unhedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD
Average Annual Return, Percent	15.37%	8.56%	7.60%
MSCI ACWI ex USA Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net total return)
Average Annual Return, Percent	24.93%	11.18%	7.67%
MSCI EAFE Value Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (net total return)
Average Annual Return, Percent	29.55%	16.79%	7.47%